Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts Payable and Accrued Liabilities
11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities at December 31 was as follows:
	2020	2019	2018

Trade payables	$1,603,284	$1,507,644	$2,269,845
Payroll related liabilities	60,455	44,677	595,720
Accrued liabilities	66,622	173,387	174,857

	$1,730,361	$1,725,708	$3,040,422